Business Combinations (Detail Textuals 1)	9 Months Ended	0 Months Ended		9 Months Ended				12 Months Ended		0 Months Ended				9 Months Ended				0 Months Ended
	Sep. 30, 2014 USD ($)	Jun. 04, 2012 Apex [Member] USD ($)	Jun. 04, 2012 Apex [Member] CAD	Sep. 30, 2014 Apex [Member] USD ($)	Sep. 30, 2014 Apex [Member] CAD	Sep. 30, 2013 Apex [Member] USD ($)	Sep. 30, 2013 Apex [Member] CAD	Dec. 31, 2013 Apex [Member] USD ($)	Dec. 31, 2013 Apex [Member] CAD	Jun. 09, 2014 Apex [Member] Fair Value USD ($)	Jun. 09, 2014 Apex [Member] Fair Value CAD	Jun. 04, 2012 Apex [Member] Fair Value USD ($)	Jun. 04, 2012 Apex [Member] Fair Value CAD	Sep. 30, 2014 Apex [Member] Fair Value USD ($)	Sep. 30, 2014 Apex [Member] Fair Value CAD	Sep. 30, 2013 Apex [Member] Fair Value USD ($)	Sep. 30, 2013 Apex [Member] Fair Value CAD	Jun. 09, 2014 Apex [Member] Fair Value Convertible Notes Payable [Member] USD ($)	Jun. 09, 2014 Apex [Member] Fair Value Convertible Notes Payable [Member] CAD	Sep. 30, 2013 Securities Purchase Agreement [Member] Apex [Member] USD ($)	Sep. 30, 2013 Securities Purchase Agreement [Member] Apex [Member] CAD	Jun. 04, 2012 Securities Purchase Agreement [Member] Apex [Member] USD ($)	Jun. 04, 2012 Securities Purchase Agreement [Member] Apex [Member] CAD
Business Acquisition [Line Items]
Amount paid in consideration, Apex shares acquired		$ 4,801,000	5,000,000							$ 84,000	89,000	$ 1,033,000	1,076,000	$ 1,033,000	1,076,000	$ 331,000	341,000
Undiscounted payment in consideration for Apex achieving certain levels of EBITDA		3,360,700	3,500,000
Earn out consideration				279,000	311,000						400,000	1,186,000								331,000	341,000	1,033,000	1,076,000
Additional purchase consideration		319,000	341,000
Operating Expenses						713,000	735,000	713,000	735,000
Payments To Acquire Businesses Percentage										22.22%	22.22%							77.78%	77.78%
Amount payable in form of convertible promissory note																		291,000	311,000
Fair value of bonus to be paid to CEO				153,000	160,000			153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized	$ 254,000			$ 90,000	101,000			$ 149,000	160,000